UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22533

                  Duff & Phelps Global Utility Income Fund Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500

                                                     Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder Duff & Phelps Global Utility Income Fund Inc. 200 South Wacker Drive, Suite 500 Chicago, Illinois 60606	Lawrence R. Hamilton, Esq. Mayer Brown LLP 71 South Wacker Drive Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  866-270-7598

Date of fiscal year end:  October 31

Date of reporting period:   July 31, 2013

Item 1. Schedule of Investments.

See the Statement of Net Assets below.

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS

July 31, 2013

(Unaudited)

Shares	Description	Value (Note 1)
COMMON STOCKS & MLP INTERESTS—130.3%
	¢ ELECTRIC, GAS AND WATER—45.5%
19,500,000	Duet Group (Australia)	$37,859,653
531,333	Duke Energy Corp.(1)	37,724,643
1,384,000	GDF Suez (France)	29,035,866
587,000	Integrys Energy Group, Inc.	36,863,600
4,537,000	National Grid plc (United Kingdom)	54,283,875
1,570,000	Pepco Holdings, Inc.	32,263,500
1,045,000	PPL Corp.	33,199,650
1,362,000	Scottish & Southern Energy plc (United Kingdom)	32,633,300
3,045,000	United Utilities Group plc (United Kingdom)	33,421,579
1,136,000	Westar Energy, Inc.	38,158,240

		365,443,906

	¢ OIL & GAS STORAGE AND TRANSPORTATION—38.3%
520,300	Access Midstream Partners LP	24,438,491
4,287,455	APA Group (Australia)	23,122,729
310,700	Buckeye Partners LP	22,100,091
247,184	DCP Midstream Partners LP	13,019,181
688,861	Enbridge Energy Partners LP	21,781,785
536,346	Energy Transfer Partners LP(1)	27,922,173
401,400	Enterprise Products Partners LP	24,898,842
280,500	Genesis Energy LP	13,982,925
283,803	Kinder Morgan Energy Partners LP	23,416,586
326,500	MarkWest Energy Partners LP	22,923,565
502,465	Targa Resources Partners LP	25,042,856
353,834	TC Pipelines LP	18,194,144
427,320	Teekay LNG Partners LP (Marshall Islands)(1)	17,733,780
384,919	Teekay Offshore Partners LP (Marshall Islands)	12,055,663
339,600	Williams Partners LP	17,054,712

		307,687,523

	¢ TELECOMMUNICATIONS—46.5%
930,000	AT&T, Inc.	32,801,100
1,075,000	CenturyLink, Inc.	38,538,750
7,315,000	Chorus Ltd. (New Zealand)	15,774,782
2,382,000	Deutsche Telekom AG Registered Shares (Germany)	28,989,112
4,870,000	Frontier Communications Corp.	21,233,200
15,557,000	Singapore Telecommunications Ltd. (Singapore)	48,108,754
5,382,000	TDC A/S (Denmark)	47,095,201
6,075,000	Telecom Corporation of New Zealand Ltd. (New Zealand)	10,917,270
11,706,000	Telstra Corp., Ltd. (Australia)	52,504,598
8,767,000	Vodafone Group plc (United Kingdom)	26,340,344
6,095,200	Windstream Corp.	50,894,920

		373,198,031

	Total Common Stocks & MLP Interests (Cost $902,276,880)	1,046,329,460

SHORT-TERM INVESTMENTS—1.0%
	¢ MONEY MARKET MUTUAL FUND—1.0%
8,018,415	Fidelity Institutional Money Market Portfolio I (Seven-day effective yield 0.07%)	8,018,415

	Total Short-Term Investments (Cost $8,018,415)	8,018,415

TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—131.3%
(Cost $910,295,295)		$1,054,347,875

The accompanying notes are an integral part of this financial statement.

1

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

July 31, 2013

(Unaudited)

Contracts	Description	Value (Note 1)
WRITTEN OPTIONS—(0.0)%

	¢ CALL OPTIONS—(0.0)%
2,552	Duke Energy Corp. Expiration 10/13/13	$(224,576)
1,300	Energy Transfer Partners LP Expiration 9/21/13	(45,500)
975	Teekay LNG Partners LP Expiration 8/17/13	(39,000)

	Total Written Options (Premiums received $312,432)	(309,076)

TOTAL INVESTMENTS AFTER WRITTEN OPTIONS—131.3% (Cost $909,982,863)		$1,054,038,799

Borrowings—(32.4)%		(260,000,000)
Other assets in excess of other liabilities—1.1%		8,663,353

NET ASSETS APPLICABLE TO COMMON STOCK—100.0%		$802,702,152

NET ASSET VALUE PER SHARE OF COMMON STOCK ($802,702,152 / 37,929,806)		$21.16

(1)	All or a portion segregated as collateral for written options under an escrow receipt.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The accompanying notes are an integral part of this financial statement.

2

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

July 31, 2013

(Unaudited)

SECTOR ALLOCATION *

Electric, Gas and Water	35%
Telecommunications	35
Oil & Gas Storage and Transportation	29
Other (includes short-term investments)	1
Total	100%

COUNTRY WEIGHTING *

United States	55%
United Kingdom	14
Australia	11
Singapore	5
Denmark	4
Marshall Islands	3
France	3
Other	5
Total	100%

CURRENCY EXPOSURE *

United States Dollar	57%
British Pound	14
Australian Dollar	11
Euro	6
Singapore Dollar	5
Danish Krone	4
New Zealand Dollar	3
Total	100%

*	Percentages are based on total investments before written options rather than net assets applicable to common stock and include securities pledged as collateral under the Fund’s credit agreement.

The accompanying notes are an integral part of this financial statement.

3

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

July 31, 2013

(Unaudited)

Note 1. Security Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2013:

Level 1
Common stocks & MLP interests	$1,046,329,460
Money market mutual fund	8,018,415
Written options	(309,076)

Total	$1,054,038,799

There were no Level 2 or Level 3 priced securities held and there were no transfers between Level 1 and Level 2 related to securities held at July 31, 2013.

Note 2. Federal Income Tax Information

At October 31, 2012, the Fund’s most recent fiscal tax year-end, the federal tax cost and aggregate gross unrealized appreciation (depreciation) were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Investments	$925,229,474	$103,992,292	($33,954,895)	$70,037,397
Written options	(573,052)	503,852	0	503,852

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is primarily attributable to investments in Passive Foreign Investment Companies and MLP earnings and basis adjustments.

Other information regarding the Fund is available on the Fund’s website at www.dpgfund.com or the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99.CERT	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Duff & Phelps Global Utility Income Fund Inc.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain, President and Chief Executive Officer
(Principal Executive Officer)

Date    09/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain, President and Chief Executive Officer
(Principal Executive Officer)

Date    09/25/13

By (Signature and Title)	/s/ Alan M. Meder
Alan M. Meder, Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)

Date    09/25/13